Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	As of June 30,
	2025	2024
Accounts receivable	$23,466,286	$21,313,735
Accounts receivable	$23,466,286	$21,313,735